ACQUISITIONS AND DISPOSITIONS (Details) (USD $) In Millions, except Share data, unless otherwise specified	3 Months Ended								12 Months Ended											1 Months Ended	12 Months Ended			12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012 Segment	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Special (gains) and charges	Dec. 31, 2011 Special (gains) and charges	Dec. 31, 2010 Special (gains) and charges	Dec. 31, 2012 Interest expense, net	Dec. 31, 2011 Interest expense, net	Dec. 31, 2012 Cost of sales	Dec. 31, 2011 Cost of sales	Dec. 02, 2011 Private placement senior notes	Dec. 31, 2011 Nalco merger Segment	Dec. 31, 2012 Nalco merger	Dec. 31, 2011 Nalco merger	Dec. 02, 2011 Nalco merger	Dec. 31, 2012 Nalco merger Special (gains) and charges	Dec. 31, 2011 Nalco merger Special (gains) and charges	Dec. 31, 2012 Nalco merger Net income attributable to noncontrolling interest	Dec. 31, 2012 Nalco merger Cost of sales	Dec. 31, 2011 Nalco merger Cost of sales
ACQUISITIONS AND DISPOSITIONS
Number of operating units									14											3
Percentage of stock converted into the right to receive the entity's common stock																				70.00%
Percentage of stock converted into the right to receive cash																				30.00%
Percentage of consideration received by acquiree's stockholders who elected stock option																				94.00%
Percentage of consideration received by acquiree's stockholders who elected cash option																				100.00%
Merger and integration costs															$ 1.1	$ 1.5					$ 155.8	$ 62.8		$ 70.9	$ 57.7	$ (4.5)	$ 71.2	$ 3.6
Special (gains) and charges related to merger and integration charges, closing costs and advisory fees	34.7	28.0	41.6	41.4	63.0	23.3	30.1	14.6	145.7	131.0	7.5	145.7	131.0	7.5	19.3	1.5	93.9	8.9
Cash consideration
Number of common shares outstanding electing cash consideration																				41,900,000
Cash consideration per common share outstanding																				$ 38.80
Total cash paid to shareholders electing cash consideration																							1,623.9
Stock consideration
Number of common shares outstanding electing stock consideration																				97,500,000
Common stock issuable for each share of the acquired entity (in shares)																				0.7005
Ecolab shares issued to shareholders electing stock consideration																				68,300,000
Ecolab's closing stock price																							$ 55.62
Total fair value of stock consideration																							3,799.7
Fair value of Nalco equity compensation awards converted to Ecolab awards																							73.5
Total fair value of cash and stock consideration																							5,497.1
Aggregate principal amount																			$ 500